SUPPLEMENT DATED APRIL 29, 2015

TO PROSPECTUS DATED MAY 1, 1995
FOR VARIABLE LIFE INSURANCE POLICY

ISSUED BY INDEPENDENCE LIFE AND ANNUITY COMPANY
 INDEPENDENCE VARIABLE LIFE SEPARATE ACCOUNT

Effective May 1, 2015, Columbia Variable Portfolio – International Opportunity Fund will change its name to Columbia Variable Portfolio – Select International Equity Fund.
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THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.